PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                 ESTATE EDGE(R)

     SUPPLEMENT DATED JANUARY 27, 2003 TO PROSPECTUSES DATED AUGUST 9, 2002



The Guaranteed Death Benefit Rider will no longer be available to Estate Edge(R) policies issued on or after January 27, 2003. If you elected the Guaranteed Death Benefit Rider before January 27, 2003, it will remain in effect.















                   Keep this supplement for future reference.


TF813                                                                       2-03